Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Statements of Changes in Equity) (Details) (USD $)
In Thousands, except Share data, unless otherwise specified
	1 Months Ended							12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Apr. 30, 2010	Jan. 31, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Amount								$ 371,492	$ 2,722	$ (8,581)
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Amount								3	3
Issuance of ordinary shares in connection with exercise of share options, Shares (in shares)						578,060		1,615,452	31,172	0
Issuance of ordinary shares in connection with exercise of share options, Amount								6,965	48
Share-based compensation								50,605	47,989	4,006
Issuance of ordinary shares upon initial public offering ("IPO"), Shares (in shares)	2,403,180	2,160,951	563,715	907,086	2,152,693		65,239,960
Issuance of ordinary shares upon initial public offering ("IPO"), Amount, net of offering costs of $2,763									231,549
Conversion of participating redeemable preferred shares to ordinary shares, Amount								0	70,971	0
Disposal of noncontrolling interest in subsidiaries								(544)	(389)
Net income								46,471	14,544	8,491
Foreign currency translation adjustments								2,849	3,278	1,330
Ending Balance, Amount	478,263			371,492				478,263	371,492	2,722
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Amount								370,853
Net income								46,746	15,603	8,508
Foreign currency translation adjustments								2,851	3,246	1,325
Ending Balance, Amount	478,096			370,853				478,096	370,853
Series A Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares								0	(203)	(815)
Series A Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares								0	(203)	(815)
Series B Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares								0	(313)	(1,250)
Series B Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares								0	(313)	(1,250)
Series C Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares								0	(255)	(978)
Series C Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares								0	(255)	(978)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Amount								370,853	2,215	(8,581)
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Amount								3	3
Issuance of ordinary shares in connection with exercise of share options, Amount								6,965	48
Share-based compensation								50,605	47,989	4,006
Issuance of ordinary shares upon initial public offering ("IPO"), Amount, net of offering costs of $2,763									231,549
Conversion of participating redeemable preferred shares to ordinary shares, Amount									70,971
Disposal of noncontrolling interest in subsidiaries								73
Net income								46,746	15,603	8,508
Foreign currency translation adjustments								2,851	3,246	1,325
Ending Balance, Amount	478,096			370,853				478,096	370,853	2,215
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Amount								370,853	2,215	(8,581)
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Amount								3	3
Issuance of ordinary shares in connection with exercise of share options, Amount								6,965	48
Share-based compensation								50,605	47,989	4,006
Issuance of ordinary shares upon initial public offering ("IPO"), Amount, net of offering costs of $2,763									231,549
Conversion of participating redeemable preferred shares to ordinary shares, Amount									70,971
Disposal of noncontrolling interest in subsidiaries								73
Net income								46,746	15,603	8,508
Foreign currency translation adjustments								2,851	3,246	1,325
Ending Balance, Amount	478,096			370,853				478,096	370,853	2,215
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] | Series A Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares									(203)	(815)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] | Series A Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares									(203)	(815)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] | Series B Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares									(313)	(1,250)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] | Series B Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares									(313)	(1,250)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] | Series C Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares									(255)	(978)
Total Qihoo 360 Technology Co. Ltd. shareholders' equity [Member] | Series C Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares									(255)	(978)
Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Shares (in shares)								179,029,251	71,560,740	65,339,960
Beginning Balance, Amount								179	72	65
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Shares (in shares)								3,512,394	3,059,779	5,642,720
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Amount								3	3	6
Issuance of ordinary shares in connection with exercise of share options, Shares (in shares)								1,615,452	31,172	578,060
Issuance of ordinary shares in connection with exercise of share options, Amount								2		1
Issuance of ordinary shares upon initial public offering ("IPO"), Shares (in shares)									26,063,544
Issuance of ordinary shares upon initial public offering ("IPO"), Amount, net of offering costs of $2,763									26
Conversion of participating redeemable preferred shares to ordinary shares, Shares (in shares)									78,314,016
Conversion of participating redeemable preferred shares to ordinary shares, Amount									78
Ending Balance, Shares (in shares)	184,157,097			179,029,251				184,157,097	179,029,251	71,560,740
Ending Balance, Amount	184			179				184	179	72
Ordinary shares [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Shares (in shares)								179,029,251	71,560,740	65,339,960
Beginning Balance, Amount								179	72	65
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Shares (in shares)								3,512,394	3,059,779	5,642,720
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Amount								3	3	6
Issuance of ordinary shares in connection with exercise of share options, Shares (in shares)								1,615,452	31,172	578,060
Issuance of ordinary shares in connection with exercise of share options, Amount								2		1
Issuance of ordinary shares upon initial public offering ("IPO"), Shares (in shares)									26,063,544
Issuance of ordinary shares upon initial public offering ("IPO"), Amount, net of offering costs of $2,763									26
Conversion of participating redeemable preferred shares to ordinary shares, Shares (in shares)									78,314,016
Conversion of participating redeemable preferred shares to ordinary shares, Amount									78
Ending Balance, Shares (in shares)	184,157,097			179,029,251				184,157,097	179,029,251	71,560,740
Ending Balance, Amount	184			179				184	179	72
Shares to be issued [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Shares (in shares)										2,703,236
Beginning Balance, Amount										3,558
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Shares (in shares)										(2,125,176)
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Amount										(3,183)
Issuance of ordinary shares in connection with exercise of share options, Shares (in shares)										(578,060)
Issuance of ordinary shares in connection with exercise of share options, Amount										(375)
Shares to be issued [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Shares (in shares)										2,703,236
Beginning Balance, Amount										3,558
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Shares (in shares)										(2,125,176)
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Amount										(3,183)
Issuance of ordinary shares in connection with exercise of share options, Shares (in shares)										(578,060)
Issuance of ordinary shares in connection with exercise of share options, Amount										(375)
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Amount								363,021	12,568	5,011
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Amount										3,177
Issuance of ordinary shares in connection with exercise of share options, Amount								6,963	48	374
Share-based compensation								50,605	47,989	4,006
Issuance of ordinary shares upon initial public offering ("IPO"), Amount, net of offering costs of $2,763									231,523
Conversion of participating redeemable preferred shares to ordinary shares, Amount									70,893
Disposal of noncontrolling interest in subsidiaries								73
Ending Balance, Amount	420,662			363,021				420,662	363,021	12,568
Additional Paid-in Capital [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Amount								363,021	12,568	5,011
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement, Amount										3,177
Issuance of ordinary shares in connection with exercise of share options, Amount								6,963	48	374
Share-based compensation								50,605	47,989	4,006
Issuance of ordinary shares upon initial public offering ("IPO"), Amount, net of offering costs of $2,763									231,523
Conversion of participating redeemable preferred shares to ordinary shares, Amount									70,893
Disposal of noncontrolling interest in subsidiaries								73
Ending Balance, Amount	420,662			363,021				420,662	363,021	12,568
Accumulated other comprehensive income [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Amount								6,263	3,017	1,692
Foreign currency translation adjustments								2,851	3,246	1,325
Ending Balance, Amount	9,114			6,263				9,114	6,263	3,017
Accumulated other comprehensive income [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Amount								6,263	3,017	1,692
Foreign currency translation adjustments								2,851	3,246	1,325
Ending Balance, Amount	9,114			6,263				9,114	6,263	3,017
(Accumulated deficit) retained earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Amount								(4,277)	(13,606)	(18,991)
Net income								46,746	15,603	8,508
Ending Balance, Amount	32,061			(4,277)				32,061	(4,277)	(13,606)
(Accumulated deficit) retained earnings [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, Amount								1,390	(13,442)	(18,907)
Net income								46,746	15,603	8,508
Ending Balance, Amount	48,136			1,390				48,136	1,390	(13,442)
(Accumulated deficit) retained earnings [Member] | Series A Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares									(203)	(815)
(Accumulated deficit) retained earnings [Member] | Series A Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares									(203)	(815)
(Accumulated deficit) retained earnings [Member] | Series B Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares									(313)	(1,250)
(Accumulated deficit) retained earnings [Member] | Series B Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares									(313)	(1,250)
(Accumulated deficit) retained earnings [Member] | Series C Preferred Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares									(255)	(978)
(Accumulated deficit) retained earnings [Member] | Series C Preferred Stock [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Accretion of convertible participating redeemable preferred shares									$ (255)	$ (978)